Accounts Receivable, Net - Schedule of Analysis of the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Analysis of the Allowance for Credit Losses [Abstract]
Beginning balance	¥ 5,682	$ 793	¥ 5,097
Additions	1,400	195	584
Exchange difference	(1)		1
Ending balance	¥ 7,081	$ 988	¥ 5,682